Significant Accounting Policies - Summary of Potentially Dilutive Common Stock Equivalents (Details) (10-K) - shares	9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Potentially dilutive common stock equivalents excluded from diluted net loss per share	1,573,505	235,359	282,174	266,554
Warrants [Member]
Potentially dilutive common stock equivalents excluded from diluted net loss per share	1,360,883	174,679	174,679	151,223
Options and Restricted Stock Units [Member]
Potentially dilutive common stock equivalents excluded from diluted net loss per share			107,495	115,331